Surplus Reserve (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Surplus Reserve [Line Items]
Tax net profits percentage	10.00%
Statutory reserve percentage	50.00%
Statutory reserve amounted	$ 370,683	$ 370,683